APPROVAL OF THE FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2022
Approval Of Financial Statements
APPROVAL OF THE FINANCIAL STATEMENTS
36.	APPROVAL OF THE FINANCIAL STATEMENTS
The consolidated financial statements were approved and the issuance authorized by the Board of Directors on April 28, 2023.